Document and Entity Information	Jan. 28, 2025
Prospectus:
Entity Central Index Key	0001633061
Document Type	497
Entity Registrant Name	Amplify ETF Trust
Prospectus Date	Jan. 28, 2025
Document Effective Date	Feb. 03, 2025
Document Creation Date	Feb. 03, 2025
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Amplify Alternative Harvest ETF | Amplify Alternative Harvest ETF
Prospectus:
Trading Symbol	MJ